TRANSACTIONS - Pro Forma Financial Information (Details) (Merger Agreement [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 28, 2012
Merger Agreement [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period	$ 1,322,345
Business Acquisition, Net Income (Loss) Reported by Acquired Entity for Last Annual Period	(15,620)
Net sales	1,322,345
Net (loss) income	$ 3,064